3. Intangible Assets (Details - Amortization Schedule) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Future amortization 2013	$ 91,040
Future amortization 2014	91,040
Future amortization 2015	57,707
Future amortization 2016	41,040
Future amortization 2017	20,957
Thereafter	0
Total future amortization	$ 301,784	$ 166,667